RELATED PARTY TRANSACTIONS - Amounts due from related parties - current (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties	¥ 3,090	¥ 4,820
Beihai Long Island Hotel Co., Ltd
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties		1,500
Che Tian Xia Company Ltd.
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties		¥ 3,320
China Enterprise Evaluation Association
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties	¥ 3,090